Leases - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of finance lease and operating lease by lessor [line items]
Income for non-accrued interests	$ 7,271,110	$ 19,542,256	$ 60,156,586
Expense relating to short-term leases for which recognition exemption has been used	$ 287,543	$ 849,509	$ 120,207